Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt
Debt

Note 5. — Debt

Warehouse Borrowings

The Company, through its subsidiaries, enters into Master Repurchase Agreements with lenders providing warehouse facilities. The warehouse facilities are used to fund, and are secured by, residential mortgage loans that are held for sale. The warehouse and revolving lines of credit are repaid using proceeds from the sale of loans. The base interest rates on the Company’s warehouse lines bear interest at 1-month LIBOR plus a margin or note rate minus a margin. Some of the lines carry additional fees in the form of annual facility fees charged on the total line amount, commitment fees charged on the committed portion of the line and non-usage fees charged when monthly usage falls below a certain utilization percentage.

The base interest rates for all warehouse lines of credit are subject to increase based upon the characteristics of the underlying loans collateralizing the lines of credit, including, but not limited to product type and number of days held for sale. Certain of the warehouse line lenders require the Company, at all times, to maintain cash accounts with minimum required balances.

Under the terms of these warehouse lines, the Company is required to maintain various financial and other covenants. At June 30, 2022, the Company was not in compliance with certain financial covenants from its lenders and received the necessary waivers. The following table presents certain information on warehouse borrowings for the periods indicated:

	Maximum	Balance Outstanding at
	Borrowing	June 30,	December 31,
	Capacity	2022	2021	Maturity Date
Short-term borrowings:
Repurchase agreement 1(1)	$—	$—	$30,009	May 24, 2022
Repurchase agreement 2(2)	200,000	19,838	153,006	September 13, 2022
Repurchase agreement 3	300,000	6,136	56,794	September 23, 2022
Repurchase agreement 4	50,000	11,821	45,730	March 31, 2023
Total warehouse borrowings	$550,000	$37,795	$285,539
(1)	Repurchase agreement 1 was not renewed.
(2)	In July 2022, the maximum borrowing capacity was reduced to $50.0 million and the Company does not anticipate renewing the line upon expiration.

Convertible Notes

In May 2015, the Company issued $25.0 million Convertible Promissory Notes (Notes) to purchasers, some of which are related parties. The Notes were originally due to mature on or before May 9, 2020 and accrued interest at a rate of 7.5% per annum, to be paid quarterly.

Noteholders may convert all or a portion of the outstanding principal amount of the Notes into shares of the Company’s common stock (Conversion Shares) at a rate of $21.50 per share, subject to adjustment for stock splits and dividends (Conversion Price). The Company has the right to convert the entire outstanding principal of the Notes into Conversion Shares at the Conversion Price if the market price per share of the common stock, as measured by the average volume-weighted closing stock price per share of the common stock on the NYSE AMERICAN (or any other U.S. national securities exchange then serving as the principal such exchange on which the shares of common stock are listed), reaches the level of $30.10 for any twenty (20) trading days in any period of thirty (30) consecutive trading days after the Closing Date (as defined in the Notes). Upon conversion of the Notes by the Company, the entire amount of accrued and unpaid interest (and all other amounts owing) under the Notes are immediately due and payable. To the extent the Company pays any cash dividends on its shares of common stock prior to conversion of the Notes, upon conversion of the Notes, the noteholders will also receive such dividends on an as-converted basis of the Notes less the amount of interest paid by the Company prior to such dividend.

On April 15, 2020, the Company and the noteholders agreed to extend the outstanding Notes in the principal amount of $25.0 million originally issued in May 2015, at the conclusion of the original note term (First Amendment). The new Notes were issued with a six month term (November 9, 2020) and reduced the interest rate on such Notes to 7.0% per annum. In connection with the issuance of the First Amendment, the Company issued to the noteholders of the Notes, warrants to purchase up to an aggregate of 212,649 shares of the Company’s common stock at a cash exercise price of $2.97 per share. The relative fair value of the warrants was $242 thousand and recorded as debt discounts, which was accreted over the term of the warrants (October 2020), using an effective interest rate of 8.9%. The warrants are exercisable commencing on October 16, 2020 and expire on April 15, 2025. The First Amendment was accounted for as an extinguishment of debt.

On October 28, 2020, the Company and certain holders of its Notes due November 9, 2020 in the aggregate principal amount of $25.0 million agreed to extend the maturity date of the Notes to May 9, 2022 and the Company decreased the aggregate principal amount of the Notes to $20.0 million, following the pay-down of $5.0 million in principal of the Notes on November 9, 2020 (Second Amendment). The interest rate on the Notes remained at 7.0% per annum. The Second Amendment was accounted for as an extinguishment of debt.

On April 29, 2022, the Company and holders of its Notes agreed to extend the maturity date of the Notes upon conclusion of the term on May 9, 2022. The Company decreased the aggregate principal amount of the new Notes to $15.0 million, following the pay-down of $5.0 million in principal of the Notes on May 9, 2022 (Third Amendment). The new Notes are due and payable in three equal installments of $5.0 million on each of May 9, 2023, May 9, 2024 and the stated maturity date of May 9, 2025. If the Company has not received by October 31, 2022 approval of its stockholders for the exchange of its 9.375% Cumulative Redeemable Series B Preferred Stock (Series B Preferred Stock) and 9.125% Redeemable Series C Preferred Stock (Series C Preferred Stock) for cash or new proposed preferred stock and shares of Company Common Stock and, in the case of the Series C Preferred Stock, a warrant to purchase 1.5 shares of Common Stock, on terms agreed to by the requisite percentage of holders of Series B Preferred Stock and Series C Preferred Stock and provided notice of the subsequent redemption of any remaining outstanding Series B Preferred Stock and its Series C Preferred Stock for Common Stock (other than any failure to receive such approvals and to provide such notice of redemption arising from (i) any breach of any covenant or agreement with the Company by any holder(s) of its capital stock or (ii) the institution of any legal or similar proceedings by any holder(s) of its capital stock or any Governmental Authority, see Note 12. — Equity and Share Based Payments, Redeemable Preferred Stock for further description on the exchange offer), then the stated maturity date of these Notes shall mean November 9, 2022. The interest rate on the Notes remains at 7.0% per annum.

Long-term Debt

The Company carries its Junior Subordinated Notes at estimated fair value as more fully described in Note 7. — Fair Value of Financial Instruments. The following table shows the remaining principal balance and fair value of Junior Subordinated Notes issued as of June 30, 2022 and December 31, 2021:

	June 30,	December 31,
	2022	2021
Junior Subordinated Notes (1)	$62,000	$62,000
Fair value adjustment	(26,111)	(15,464)
Total Junior Subordinated Notes	$35,889	$46,536
(1)	Stated maturity of March 2034; requires quarterly interest payments at a variable rate of 3-month LIBOR plus 3.75% per annum.

Note 5. — Debt

The following table shows contractual future debt maturities as of December 31, 2021:

	Payments Due by Period
		Less Than	One to	Three to	More Than
	Total	One Year	Three Years	Five Years	Five Years
Warehouse borrowings	$285,539	$285,539	$—	$—	$—
Convertible notes	20,000	20,000	—	—	—
Long-term debt	62,000	—	—	—	62,000
Total debt obligations	$367,539	$305,539	$—	$—	$62,000

Warehouse Borrowings

The Company, through its subsidiaries, enters into Master Repurchase Agreements with lenders providing warehouse facilities. The warehouse facilities are used to fund, and are secured by, residential mortgage loans that are held for sale. The warehouse and revolving lines of credit are repaid using proceeds from the sale of loans. The base interest rates on the Company’s warehouse lines bear interest at 1-month LIBOR plus a margin or note rate minus a margin. Some of the lines carry additional fees in the form of annual facility fees charged on the total line amount, commitment fees charged on the committed portion of the line and non-usage fees charged when monthly usage falls below a certain utilization percentage. The Company’s warehouse lines are scheduled to expire in 2022 under one year terms and all lines are subject to renewal based on an annual credit review conducted by the lender.

The base interest rates for all warehouse lines of credit are subject to increase based upon the characteristics of the underlying loans collateralizing the lines of credit, including, but not limited to product type and number of days held for sale. Certain of the warehouse line lenders require the Company, at all times, to maintain cash accounts with minimum required balances. As of December 31, 2021 and 2020, there was $1.3 million and $1.3 million, respectively, held in these accounts which are recorded as a component of restricted cash on the consolidated balance sheets.

Under the terms of these warehouse lines, the Company is required to maintain various financial and other covenants. At December 31, 2021, the Company was not in compliance with certain financial covenants from its lenders and received the necessary waivers.

The following table presents certain information on warehouse borrowings for the periods indicated:

	Maximum	Balance Outstanding at		Allowable
	Borrowing	December 31,	December 31,	Advance	Rate
	Capacity	2021	2020	Rates (%)	Range	Maturity Date
Short-term borrowings:
Repurchase agreement 1(1)	$65,000	$30,009	$49,963	90 - 98	1ML + 2.00 – 2.25%	March 24, 2022
Repurchase agreement 2	200,000	153,006	51,310	100	1ML + 1.75%	September 13, 2022
Repurchase agreement 3	300,000	56,794	50,659	100	Note Rate – 0.375%	September 23, 2022
Repurchase agreement 4	50,000	45,730	—	99	Note Rate – 0.50 – 0.75%	March 31, 2022
Total warehouse borrowings	$615,000	$285,539	$151,932
(1)	The maximum borrowing capacity of repurchase agreement 1 was temporarily increased to $65.0 million from $50.0 million until February 25, 2022.

The following table presents certain information on warehouse borrowings for the periods indicated:

	For the Year Ended
	December 31,
	2021	2020
Maximum outstanding balance during the year	$336,648	$810,818
Average balance outstanding for the year	191,794	252,565
UPB of underlying collateral (mortgage loans)	296,841	153,675
Weighted average interest rate for period	3.41%	3.74%

MSR Financings

In May 2018, IMC (Borrower) amended the Line of Credit Promissory Note (FHLMC and GNMA Financing) originally entered into in August 2017, increasing the maximum borrowing capacity of the revolving line of credit to $60.0 million, increasing the borrowing capacity up to 60% of the fair market value of the pledged mortgage servicing rights and reducing the interest rate per annum to one-month LIBOR plus 3.0%. As part of the May 2018 amendment, the obligations under the Line of Credit were secured by FHLMC and GNMA pledged mortgage servicing rights (subject to an acknowledgement agreement) and was guaranteed by IRES. In January 2020, the maturity of the line was extended to March 31, 2020. In April 2020, the maturity of the line was extended to May 31, 2020. In May 2020, the line was repaid with the proceeds from the MSR sale (as disclosed in Note 3.—Mortgage Servicing Rights) and the line expired.

The following table presents certain information on MSR Financings for the periods indicated:

	For the Year Ended
	December 31,
	2021	2020
Maximum outstanding balance during the year	$—	$15,000
Average balance outstanding for the year	—	2,943
Weighted average rate for period	—%	3.91%

MSR Advance Financing

In April 2020, Ginnie Mae announced they revised and expanded their issuer assistance program to provide financing to fund servicer advances through the Pass-Through Assistance Program (PTAP). The PTAP funds advanced by Ginnie Mae bear interest at a fixed rate that will apply to a given months pass-through assistance and will be posted on Ginnie Mae’s website each month. The maturity date was the earlier of the seven months from the month the request and repayment agreement was approved, or July 30,

2021. In July 2020, the outstanding PTAP funds were repaid. At December 31, 2021 and 2020, the Company had no PTAP funds outstanding.

Convertible Notes

In May 2015, the Company issued $25.0 million Convertible Promissory Notes (Notes) to purchasers, some of which are related parties. The Notes were originally due to mature on or before May 9, 2020 and accrued interest at a rate of 7.5% per annum, to be paid quarterly.

Noteholders may convert all or a portion of the outstanding principal amount of the Notes into shares of the Company’s common stock (Conversion Shares) at a rate of $21.50 per share, subject to adjustment for stock splits and dividends (Conversion Price). The Company has the right to convert the entire outstanding principal of the Notes into Conversion Shares at the Conversion Price if the market price per share of the common stock, as measured by the average volume-weighted closing stock price per share of the common stock on the NYSE AMERICAN (or any other U.S. national securities exchange then serving as the principal such exchange on which the shares of common stock are listed), reaches the level of $30.10 for any twenty (20) trading days in any period of thirty (30) consecutive trading days after the Closing Date (as defined in the Notes). Upon conversion of the Notes by the Company, the entire amount of accrued and unpaid interest (and all other amounts owing) under the Notes are immediately due and payable. To the extent the Company pays any cash dividends on its shares of common stock prior to conversion of the Notes, upon conversion of the Notes, the noteholders will also receive such dividends on an as-converted basis of the Notes less the amount of interest paid by the Company prior to such dividend.

On April 15, 2020, the Company and the noteholders agreed to extend the outstanding Notes in the principal amount of $25.0 million originally issued in May 2015, at the conclusion of the original note term (First Amendment). The new Notes were issued with a six month term (November 9, 2020) and reduced the interest rate on such Notes to 7.0% per annum. In connection with the issuance of the First Amendment, the Company issued to the noteholders of the Notes, warrants to purchase up to an aggregate of 212,649 shares of the Company’s common stock at a cash exercise price of $2.97 per share. The relative fair value of the warrants were $242 thousand and recorded as debt discounts, which are accreted over the term of the warrants (October 2020), using an effective interest rate of 8.9%. The warrants are exercisable commencing on October 16, 2020 and expire on April 15, 2025. The First Amendment was accounted for as an extinguishment.

On October 28, 2020, the Company and certain holders of its Notes due November 9, 2020 in the aggregate principal amount of $25.0 million agreed to extend the maturity date of the Notes upon conclusion of the term on November 9, 2020. The new notes have an 18-month term due May 9, 2022 and the Company decreased the aggregate principal amount of the Notes to $20.0 million, following the pay-down of $5.0 million in principal of the Notes on November 9, 2020 (Second Amendment). The interest rate on the Notes remains at 7.0% per annum. The Second Amendment was accounted for as an extinguishment.

Long-term Debt

The Company carries its Junior Subordinated Notes at estimated fair value as more fully described in Note 9. — Fair Value of Financial Instruments. The following table shows the remaining principal balance and fair value of Junior Subordinated Notes issued as of December 31, 2021 and 2020:

	December 31,
	2021	2020
Junior Subordinated Notes(1)	$62,000	$62,000
Fair value adjustment	(15,464)	(17,587)
Total Junior Subordinated Notes	$46,536	$44,413
(1)	Stated maturity of March 2034; requires quarterly interest payments at a variable rate of 3-month LIBOR plus 3.75% per annum. At December 31, 2021, the interest rate was 3.97%.